COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 14,863,000,000	¥ 14,840,000,000
Liability accrued for a loss under guarantee	0	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	9,117,000,000	6,390,000,000
Zhongan United Coal Chemical Co. Ltd
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,680,000,000	6,390,000,000
Guarantee in respect to standby credit facilities granted by banks	7,100,000,000
Amur Gas
Disclosure of contingent liabilities in business combination [line items]
Guarantees	3,264,000,000	0
Guarantee payment for construction	173,000,000	0
Guarantee in respect to standby credit facilities granted by banks	23,208,000,000
Amur Gas | Raw material supply agreement
Disclosure of contingent liabilities in business combination [line items]
Guarantees	15,493,000,000
Amur Gas | Engineering services agreement
Disclosure of contingent liabilities in business combination [line items]
Guarantees	3,012,000,000
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,746,000,000	8,450,000,000
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,746,000,000	¥ 8,450,000,000
Guarantee in respect to standby credit facilities granted by banks	¥ 17,050,000,000